Schedule of Common Stock Warrants (Details) - Common Stock Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares Outstanding, Beginning balance	24,415	24,415
Weighted Average Exercise Price Outstanding, Beginning balance	$ 0.11	$ 0.11
Weighted Average Remaining Contractual Life (years) Outstanding	3 years 5 months 12 days	1 year 9 months 25 days	2 years 9 months 25 days
Aggregate Intrinsic Value Outstanding, Beginning balance	$ 1,200,387	$ 1,200,387
Number of Shares Granted	2,455,083
Weighted Average Exercise Price Granted	$ 0.30
Number of Shares Exercised
Weighted Average Exercise Price Granted
Number of Shares Forfeited/cancelled
Weighted Average Exercise Price Granted
Weighted Average Remaining Contractual Life (years) Outstanding	3 years 6 months
Aggregate Intrinsic Value Outstanding, Granted	$ 693,397
Number of Shares Outstanding, Ending balance	2,479,478	24,415	24,415
Weighted Average Exercise Price Outstanding, Ending balance	$ 0.29	$ 0.11	$ 0.11
Aggregate Intrinsic Value Outstanding, Ending balance	$ 1,893,794	$ 1,200,387	$ 1,200,387